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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:   6/30/00
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Heitman/PRA Securities Advisors LLC
          ---------------------------------------------
 Address: 180 North LaSalle Street, Suite 3600
          ---------------------------------------------
          Chicago, IL 60601-2886
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-04321
                       -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Nancy B. Lynn
          ---------------------------------------------
 Title:   Vice President
          ---------------------------------------------
 Phone:   312.849.4153
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                                                             FORM 13F
                                  Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
             Item 1:                  Item 2:         Item 3:       Item 4:         Item 5:    -------------------------------------
         Name of Issuer           Title of Class       CUSIP   Fair Market Value   Shares of    (a) Sole   (b) Shared-   (c) Shared-
                                                       Number                      Principal               As Defined in    Other
                                                                                    Amount                   Instr. V
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Common:
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &
Management Company               Common Stock         03748R101   $31,848,651.25      736,385      736,385
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                Common Stock          0163T109   $13,648,399.38      598,286      598,286
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc                Common Stock          39793104   $18,096,010.50      770,043      770,043
------------------------------------------------------------------------------------------------------------------------------------
Archstone Communities Trust      Common Stock          39581103   $13,642,160.19      647,699      647,699
------------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                            53484101   $ 7,267,172.00      174,064      174,064
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty                                     105368203   $ 6,912,960.75      361,462      361,462
------------------------------------------------------------------------------------------------------------------------------------
Bedford Property Investor        Common Stock          76446301   $15,359,225.06      827,433      827,433
------------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties                           124830100   $13,459,716.38      539,738      539,738
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty, Inc          Common Stock         163262108   $23,344,722.19      675,435      675,435
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Properties Trust     Common Stock         151895109   $13,128,386.75      322,169      322,169
------------------------------------------------------------------------------------------------------------------------------------
Chateau Communities, Inc.                             161726104   $ 3,700,750.00      131,000      131,000
------------------------------------------------------------------------------------------------------------------------------------
Center Trust Inc.                Common Stock         151845104   $ 3,787,570.13      748,162      748,162
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty    Common Stock         251591103   $ 6,871,040.88      459,986      459,986
------------------------------------------------------------------------------------------------------------------------------------
Duke-Weeks Realty
Corporation                      Common Stock         264411505   $31,080,866.38    1,389,089    1,389,089
------------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties             Common Stock         277276101   $12,434,457.50      590,360      590,360
------------------------------------------------------------------------------------------------------------------------------------
                                 Common Shares
Equity Office Properties         Beneficial Interest  294741103   $43,426,427.63    1,575,562    1,575,562
------------------------------------------------------------------------------------------------------------------------------------
                                 Common Shares
Equity Residential Properties    Beneficial Interest  29476L107   $31,781,630.00      690,905      690,905
------------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust, Inc        Common Stock         297178105   $14,658,672.00      349,016      349,016
------------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp of
America                          Common Stock         351807102   $17,620,461.00      766,107      766,107
------------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc   Common Stock         370021107   $28,383,357.00      893,964      893,964
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc        Common Stock         431284108   $10,606,488.00      441,937      441,937
------------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York      Common Stock         437306103   $ 1,776,000.00       59,200       59,200
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corporation         Common Stock         49446R109   $15,711,938.00      383,218      383,218
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                    Common Stock         49427F108   $19,214,837.19      740,813      740,813
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                                531172104   $ 9,677,514.69      373,109      373,109
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company, The                                 554382101   $ 5,385,610.69      244,107      244,107
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                         Item 8:
                                                Voting Authority (Shares)
             Item 1:             Item 7:     --------------------------------
         Name of Issuer         Managers     (a) Sole   (b) Shared   (c) None
                              See Instr. V
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Common:
-----------------------------------------------------------------------------
Apartment Investment &
Management Company                             662,678                 73,707
-----------------------------------------------------------------------------
AMB Property Corp                              542,545                 55,741
-----------------------------------------------------------------------------
Arden Realty, Inc                              699,619                 70,424
-----------------------------------------------------------------------------
Archstone Communities Trust                    589,261                 58,438
-----------------------------------------------------------------------------
Avalonbay Communities, Inc.                    158,631                 15,433
-----------------------------------------------------------------------------
Brandywine Realty                              320,541                 40,921
-----------------------------------------------------------------------------
Bedford Property Investor                      751,206                 76,227
-----------------------------------------------------------------------------
CBL & Associates Properties                    489,552                 50,186
-----------------------------------------------------------------------------
Chelsea GCA Realty, Inc                        610,293                 65,142
-----------------------------------------------------------------------------
CenterPoint Properties Trust                   292,450                 29,719
-----------------------------------------------------------------------------
Chateau Communities, Inc.                      116,900                 14,100
-----------------------------------------------------------------------------
Center Trust Inc.                              712,533                 35,629
-----------------------------------------------------------------------------
Developers Diversified Realty                  417,016                 42,970
-----------------------------------------------------------------------------
Duke-Weeks Realty
Corporation                                  1,262,921                126,168
-----------------------------------------------------------------------------
EastGroup Properties                           537,084                 53,276
-----------------------------------------------------------------------------

Equity Office Properties                     1,498,510                 77,052
-----------------------------------------------------------------------------

Equity Residential Properties                  623,968                 66,937
-----------------------------------------------------------------------------
Essex Property Trust, Inc                      316,629                 32,387
-----------------------------------------------------------------------------
Franchise Finance Corp of
America                                        694,381                 71,726
-----------------------------------------------------------------------------
General Growth Properties, Inc                 800,001                 93,963
-----------------------------------------------------------------------------
Highwoods Properties, Inc                      401,078                 40,859
-----------------------------------------------------------------------------
Home Properties of New York                     53,800                  5,400
-----------------------------------------------------------------------------
Kimco Realty Corporation                       348,184                 35,034
-----------------------------------------------------------------------------
Kilroy Realty                                  672,646                 68,167
-----------------------------------------------------------------------------
Liberty Property Trust                         338,923                 34,186
-----------------------------------------------------------------------------
Macerich Company, The                          222,193                 21,914
-----------------------------------------------------------------------------

                                                             FORM 13F
                                  Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
             Item 1:                  Item 2:         Item 3:       Item 4:         Item 5:    -------------------------------------
         Name of Issuer           Title of Class       CUSIP   Fair Market Value   Shares of    (a) Sole   (b) Shared-   (c) Shared-
                                                       Number                      Principal               As Defined in    Other
                                                                                    Amount                   Instr. V
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Home
Communities                     Common Stock         564682102   $  9,082,797.13      379,438      379,438
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties, Inc    Common Stock         694396102   $  6,781,561.63      270,586      270,586
------------------------------------------------------------------------------------------------------------------------------------
Philips International Realty    Common Stock         718333107   $ 16,362,315.50      941,706      941,716
------------------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc         Common Stock         70159Q104   $ 11,572,981.00      379,442      379,442
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                  Common Stock         743410102   $ 32,071,902.50    1,504,840    1,504,840
------------------------------------------------------------------------------------------------------------------------------------
                                Common Shares
Prentiss Properties Trust       Beneficial Interest  740706106   $ 18,653,640.00      777,235      777,235
------------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc             Common Stock         74460D109   $ 17,227,945.31      735,059      735,059
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc/CA       Common Stock         69360J107   $ 10,286,232.00      428,593      428,593
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty
Corp                            Common Stock         75621K106   $    676,875.00       28,500       28,500
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty
Corp                            Common Stock         75621K304   $ 20,986,598.61      825,026      825,026
------------------------------------------------------------------------------------------------------------------------------------
Regency Realty Corp             Common Stock         758939102   $ 11,628,142.50      489,606      489,606
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Group Series   Common Stock         81413P204   $ 11,433,894.00      672,582      672,582
------------------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc         Common Stock         848497103   $ 20,236,274.00      439,919      439,919
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities, Inc            Common Stock         866674104   $ 13,890,238.44      415,409      415,409
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc            Common Stock         876664103   $  2,115,212.00      192,292      192,292
------------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corporation         Common Stock         896938107   $ 14,676,858.63      821,083      821,083
------------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties        Common Stock         902971100   $  3,416,037.63      382,214      382,214
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust            Common Stock         929042109   $  5,570,425.00      160,300      160,300
------------------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp               Common Stock         300665106   $  6,202,217.88    2,307,802    2,307,802
------------------------------------------------------------------------------------------------------------------------------------
                                Subtotal Common                  $645,697,174.30

Preferred
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Mgt      Cumulative
Co                              Preferred Stock      03748R200   $    208,031.25       10,500       10,500
------------------------------------------------------------------------------------------------------------------------------------
                                Cumulative
Carr America 8.57%              Redeemable
Series B                        Preferred Stock      144418209   $  1,579,075.00       76,100       76,100
------------------------------------------------------------------------------------------------------------------------------------
                                Cumulative
                                Redeemable
Equity Residential Properties   Preferred Stock      29476L792   $  1,201,200.00       61,600       61,600
------------------------------------------------------------------------------------------------------------------------------------
                                Cumulative
Health Care Property 7.875%     Redeemable
Series                          Preferred Stock      421915307   $  1,114,312.50       63,000       63,000
------------------------------------------------------------------------------------------------------------------------------------
                                Cumulative
Prologis Trust 7.92%            Preferred Shares of
Series D                        Beneficial Interest  743410508   $  3,247,200.00      158,400      158,400
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                         Item 8:
                                                Voting Authority (Shares)
             Item 1:             Item 7:     --------------------------------
         Name of Issuer         Managers     (a) Sole   (b) Shared   (c) None
                              See Instr. V
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Manufactured Home
Communities                                    345,048                 34,390
-----------------------------------------------------------------------------
Pacific Gulf Properties, Inc                   245,751                 24,835
-----------------------------------------------------------------------------
Philips International Realty                   856,695                 85,021
-----------------------------------------------------------------------------
Parkway Properties, Inc                        345,677                 33,765
-----------------------------------------------------------------------------
Prologis Trust                               1,354,517                150,323
-----------------------------------------------------------------------------

Prentiss Properties Trust                      698,322                 78,913
-----------------------------------------------------------------------------
Public Storage, Inc                            669,468                 65,591
-----------------------------------------------------------------------------
PS Business Parks, Inc/CA                      388,590                 40,003
-----------------------------------------------------------------------------
Reckson Associates Realty
Corp                                             1,700                 26,800
-----------------------------------------------------------------------------
Reckson Associates Realty
Corp                                           784,675                 40,351
-----------------------------------------------------------------------------
Regency Realty Corp                            432,585                 57,021
-----------------------------------------------------------------------------
Security Capital Group Series                  611,207                 61,375
-----------------------------------------------------------------------------
Spieker Properties, Inc                        392,271                 47,648
-----------------------------------------------------------------------------
Sun Communities, Inc                           376,687                 38,722
-----------------------------------------------------------------------------
Taubman Centers, Inc                           175,806                 16,486
-----------------------------------------------------------------------------
Trizec Hahn Corporation                        747,213                 73,870
-----------------------------------------------------------------------------
US Restaurant Properties                       346,856                 35,358
-----------------------------------------------------------------------------
Vornado Realty Trust                           107,400                 52,900
-----------------------------------------------------------------------------
Excel Legacy Corp                            2,086,353                221,449
-----------------------------------------------------------------------------


Preferred
-----------------------------------------------------------------------------
Apartment Investment & Mgt
Co                                              10,500                    -
-----------------------------------------------------------------------------

Carr America 8.57%
Series B                                        76,100                    -
-----------------------------------------------------------------------------


Equity Residential Properties                   61,600                    -
-----------------------------------------------------------------------------

Health Care Property 7.875%
Series                                          63,000                    -
-----------------------------------------------------------------------------

Prologis Trust 7.92%
Series D                                       158,400                    -
-----------------------------------------------------------------------------

                                                             FORM 13F
                                  Name of Reporting Manager: Heitman/PRA Securities Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Item 6:
                                                                                                     Investment Discretion
             Item 1:                  Item 2:         Item 3:       Item 4:         Item 5:    -------------------------------------
         Name of Issuer           Title of Class       CUSIP   Fair Market Value   Shares of    (a) Sole   (b) Shared-   (c) Shared-
                                                       Number                      Principal               As Defined in    Other
                                                                                    Amount                   Instr. V
------------------------------------------------------------------------------------------------------------------------------------
                                 Cumulative
                                 Redeemable
Taubman Centers, Inc 8.3%        Preferred Stock      876664202   $  7,246,875.00    386,500      386,500
------------------------------------------------------------------------------------------------------------------------------------
                                 Convertible
                                 Preferred Shares of
Vornado Realty Trust 6.5%        Beneficial Interest  929042208   $ 17,199,263.00    331,952      331,952
------------------------------------------------------------------------------------------------------------------------------------
                                 Subtotal Preferred               $ 31,795,956.75

                                                                  ---------------
                                    Grand Total                   $677,493,131.05
                                                                  ===============

-----------------------------------------------------------------------------
                                                         Item 8:
                                                Voting Authority (Shares)
             Item 1:             Item 7:     --------------------------------
         Name of Issuer         Managers     (a) Sole   (b) Shared   (c) None
                              See Instr. V
-----------------------------------------------------------------------------


Taubman Centers, Inc 8.3%                     386,500                     -
-----------------------------------------------------------------------------


Vornado Realty Trust 6.5%                     329,423                   2,529
-----------------------------------------------------------------------------